Disposal of Subsidiary	12 Months Ended
Dec. 31, 2024
Disposal of Subsidiary [Abstract]
Disposal of subsidiary

Note 4 – Disposal of subsidiary

In December 2024, the Company disposed of HKDAEx for $1 and recognized approximately $25,000 of gain from disposal. This subsidiary provided the Company’s customers with an additional online trading platform of certain commodities in Hong Kong. Starting from May 13, 2024, the trading platform operated by HKDAEx for products and commodities other than collectible and artwork in Hong Kong merged with the Company’s main online platform for collectibles and artwork operated by International Exchange to better integrate resources, reduce costs, and provide better customer services. The trading platform of HKDAEx and its related trading business ceased operation as of June 30, 2024. Since the disposal did not represent any strategic change of the Company’s operation, the disposal was not presented as discontinued operations.

December 31,
2024
Total current assets	$2,513

Total other assets	1,406

Total assets	3,919

Total current liabilities	33,201

Total net assets	(29,282)
Total consideration	(1)
Exchange rate effect	4,183
Gain on disposal	$(25,098)